UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

          QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act File number 811-21413

Name of Fund:  Floating Rate Income Strategies Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
     Officer, Floating Rate Income Strategies Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 08/31/2006

Date of reporting period: 03/01/06 - 05/31/06

Item 1 - Schedule of Investments


Floating Rate Income Strategies Fund, Inc.


Schedule of Investments as of May 31, 2006


                                     Face
                                   Amount    Floating Rate Loan Interests**                                             Value
Aerospace & Defense - 3.9%   $  2,394,000    IAP Worldwide Services, Inc. First Lien Term Loan, 8%
                                             due 12/20/2012                                                       $     2,417,940
                                1,874,807    K&F Industries, Inc. Term Loan, 7.28% - 7.34% due 11/18/2013               1,892,970
                                2,101,911    MRO Acquisitions Corp. First Lien Term Loan, 7.48%
                                             due 8/27/2010                                                              2,124,244
                                2,777,778    Standard Aero Holdings Term Loan, 6.96% - 7.35%
                                             due 8/24/2012                                                              2,777,778
                                2,905,412    Vought Aircraft Industries, Inc. Term Loan, 7.60% due
                                             12/22/2011                                                                 2,941,729
                                  560,000    Vought Aircraft Industries, Inc. Tranche B Line of Credit
                                             Deposit, 7.33% due 12/22/2010                                                565,950
                                1,000,000    Vought Aircraft Revolving Credit, 7.33% - 7.59%
                                             due 12/22/2010                                                               965,000
                                                                                                                  ---------------
                                                                                                                       13,685,611

Airlines - 0.8%                 1,000,000    Delta Air Lines Term Loan B, 10.023% due 3/16/2008                         1,015,804
                                  187,500    United Air Lines Delay Draw Term Loan, 8.875% due 2/01/2012                  190,359
                                1,312,500    United Air Lines Term Loan B, 8.625% due 2/01/2012                         1,332,516
                                                                                                                  ---------------
                                                                                                                        2,538,679

Automotive - 3.0%               2,672,143    Affinia Group Term Loan B, 8.13% due 11/30/2011                            2,682,163
                                1,250,000    Delphi Corp. Debtor in Possession Term Loan B, 7.875%
                                             due 10/08/2007                                                             1,273,437
                                1,000,000    GPX International Tire Corp. Term Loan B, 7.60%
                                             due 4/06/2012                                                              1,008,750
                                1,575,697    Keystone Automotive Operations, Inc. Term Loan, 6.997% - 7.42%
                                             due 10/30/2009                                                             1,578,651
                                2,896,483    Tenneco Automotive, Inc. Term Loan B, 7.19% due 12/12/2010                 2,921,465
                                1,272,374    Tenneco Automotive, Inc. Tranche B-1 Credit Linked Deposit,
                                             7.052% due 12/12/2010                                                      1,283,348
                                                                                                                  ---------------
                                                                                                                       10,747,814

Broadcasting - 2.7%             1,197,716    Emmis Operating Co. Term Loan B, 6.83% - 8.50% due
                                             11/10/2011                                                                 1,202,487
                                1,995,000    Gray Communications Term Loan B, 6.49% due 11/22/2012                      2,002,731
                                  382,692    NextMedia Group, Inc. Delay Draw Term Loan, 7.059%
                                             due 11/15/2012                                                               385,084
                                  861,058    NextMedia Group, Inc. First Lien Term Loan, 7.09%
                                             due 11/15/2012                                                               866,439
                                1,750,000    NextMedia Group, Inc. Second Lien Term Loan, 9.41%
                                             due 11/15/2013                                                             1,789,375
                                3,250,000    Paxson Communications Corp. First Lien Term Loan, 8.318%
                                             due 11/15/2012                                                             3,335,312
                                                                                                                  ---------------
                                                                                                                        9,581,428

Cable - U.S. - 17.5%            2,155,172    Cebridge Connections Term Loan B, 7.319% due 11/05/2013                    2,146,512
                               12,000,000    Century Cable Holdings LLC, Discretionary Term Loan, 10%
                                             due 12/31/2009                                                            11,680,560
                               21,000,000    Charter Communications, Inc. Term Loan B, 7.755%
                                             due 4/28/2013                                                             21,122,766
                                2,000,000    DIRECTV Holdings, Inc. Tranche B Term Loan, 6.581%
                                             due 4/13/2013                                                              2,011,250
                                5,000,000    Hilton Head Communications UCA Term Loan B, 9%
                                             due 3/31/2008                                                              4,842,710
                                4,887,500    Insight Midwest Holdings LLC Term Loan C, 7%
                                             due 12/31/2009                                                             4,917,490
                                2,962,500    Intelsat Ltd. Term Loan, 5.25% due 7/28/2011                               2,980,399
                                2,121,875    Mediacom Broadband Group Tranche A Term Loan, 6.02% - 6.48%
                                             due 3/31/2010                                                              2,107,098
                                3,160,000    Mediacom LLC Term Loan C, 6.87% due 1/31/2015                              3,160,000
                                6,895,000    PanAmSat Corp. Tranche B Term Loan, 6.90% due 8/20/2011                    6,952,677
                                                                                                                  ---------------
                                                                                                                       61,921,462

Chemicals - 7.5%                1,960,000    Hercules, Inc. Term Loan B, 6.479% - 6.528% due 10/08/2010                 1,973,781
                                6,864,200    Huntsman ICI Holdings Term Loan B, 6.831% due 8/16/2012                    6,875,464
                                  972,462    Invista Term Loan, 6.75% due 4/29/2011                                       979,756
                                2,210,141    Invista Term Loan B-1, 6.75% due 4/29/2011                                 2,219,351
                                  982,500    Lyondell-Citgo Refining Term Loan, 6.979% due 5/21/2007                      984,956
                                6,597,250    Nalco Co. Tranche B Term Loan, 6.48% - 6.82% due 11/04/2010                6,629,411
                                1,980,000    Rockwood Specialties Group, Inc. Tranche D Term Loan, 7.126%
                                             due 12/10/2012                                                             1,996,242
                                4,750,000    Wellman, Inc. Second Lien Term Loan, 11.899% due 2/10/2010                 4,859,103
                                                                                                                  ---------------
                                                                                                                       26,518,064

Consumer - Durables - 0.6%      2,151,711    Simmons Co. Tranche B Term Loan, 7.375% - 9.25%
                                             due 12/19/2011                                                             2,164,488

Consumer - Non-Durables - 1.0%  1,374,328    American Achievement Corp. Term Loan B, 9.50%
                                             due 3/22/2011                                                              1,381,200
                                1,467,000    Burt's Bees, Inc. Term Loan, 7.44% - 7.919% due 3/29/2011                  1,481,670
                                  756,000    Camelbak Products LLC First Lien Term Loan, 8.67%
                                             due 8/04/2011                                                                725,760
                                                                                                                  ---------------
                                                                                                                        3,588,630

Diversified Media - 4.2%        4,624,152    Liberty Group Operating Term Loan B, 7.375% due 2/28/2012                  4,652,188
                               10,000,000    Metro-Goldwyn-Mayer Studios, Inc. Term Loan B, 7.229%
                                             due 4/30/2011                                                             10,073,750
                                                                                                                  ---------------
                                                                                                                       14,725,938

Energy - Exploration &          1,000,000    MEG Energy Corp. Term Loan B, 7% due 4/03/2013                             1,007,411
Production - 0.3%

Energy - Other - 1.9%           2,750,000    Dresser, Inc. Term Loan Unsecured, 8.65% due 2/25/2010                     2,811,875
                                1,025,000    EPCO, Inc. Term Loan C, 7.077% - 7.221% due 8/18/2010                      1,036,165
                                1,496,250    Key Energy Services, Inc. Term Loan B, 8.25% - 8.40%
                                             due 6/30/2012                                                              1,508,875
                                1,500,000    Markwest Energy Operating Co. LLC Term Loan B, 7.319%
                                             due 12/29/2010                                                             1,503,750
                                                                                                                  ---------------
                                                                                                                        6,860,665

Food & Drug - 0.2%                748,087    Alimentation Couche-Tard, Inc. US Term Loan, 6.875%
                                             due 12/17/2010                                                               756,658

Food & Tobacco - 2.8%           1,000,000    Bolthouse Farms, Inc. Second Lien Term Loan, 10.37%
                                             due 12/01/2013                                                             1,022,500
                                1,430,000    Commonwealth Brands Term Loan, 7.438% due 12/22/2012                       1,440,546
                                3,184,781    Constellation Brands Term Loan B, 6.313% - 6.375%
                                             due 11/30/2011                                                             3,200,110
                                1,131,812    Doane Pet Care Co. Tranche B Term Loan, 6.94% - 7.376%
                                             due 10/24/2012                                                             1,133,227
                                  186,046    Dole Food Co., Inc. Letter of Credit, 4.92% due 4/12/2013                    185,102
                                  418,605    Dole Food Co., Inc. Term Loan B, 6.875% - 8.75%
                                             due 4/12/2013                                                                416,479
                                1,395,349    Dole Food Co., Inc. Term Loan C, 6.875% - 8.75%
                                             due 4/04/2013                                                              1,388,263
                                  713,333    Pierre Foods, Inc. Term Loan B, 6.93% due 6/30/2010                          718,461
                                  500,000    QCE LLC First Lien Term Loan, 7.31% due 5/05/2013                            500,729
                                                                                                                  ---------------
                                                                                                                       10,005,417

Gaming - 6.1%                     799,766    Global Cash Access LLC Term Loan B, 6.843% due 3/10/2010                     805,764
                                1,960,188    Green Valley Ranch Gaming LLC Term Loan, 6.979%
                                             due 12/22/2010                                                             1,973,664
                                  895,500    Isle of Capri Black Hawk Term Loan B, 6.89% - 7.214%
                                             due 10/24/2011                                                               900,537
                                  992,500    Isle of Capri Casinos, Inc. Tranche 3 Delay Draw Term Loan,
                                             6.729% due 2/04/2011                                                         997,214
                                3,233,750    Penn National Gaming, Inc. Term Loan B, 6.73% - 7.02% due
                                             9/01/2007                                                                  3,259,351
                                2,000,000    Pinnacle Entertainment Term Loan, 7.09% due 12/15/2011                     2,012,188
                                4,988,619    Resorts International First Lien Term Loan, 7.98%
                                             due 4/26/2012                                                              5,050,976
                                2,458,544    Trump Entertainment Resorts Holdings LP Term Loan B-1,
                                             7.17% due 5/01/2012                                                        2,484,666
                                1,000,000    Venetian Casino Resort LLC Delay Draw Term Loan, 6.73%
                                             due 6/15/2011                                                              1,005,703
                                3,100,000    Venetian Casino Resort LLC Term Loan B, 6.28% due 6/15/2011                3,117,679
                                                                                                                  ---------------
                                                                                                                       21,607,742

Health Care - 3.0%              2,758,000    Community Health Systems, Inc. Term Loan, 6.85% - 6.97%
                                             due 8/19/2011                                                              2,777,825
                                3,099,138    DaVita, Inc. Tranche B Term Loan, 6.94% - 7.21%
                                             due 10/05/2012                                                             3,102,206
                                  995,405    Duloxetine Royalty Term Loan, 9.577% due 10/18/2013                        1,010,336
                                  986,486    Gentiva Health Services, Inc. Term Loan B, 7.24% - 7.37%
                                             due 3/31/2013                                                                992,035
                                1,897,249    LifePoint Hospitals, Inc. Term Loan B, 6.905% due 4/15/2012                1,902,519
                                  674,528    Rotech Healthcare, Inc. Term Loan B, 7.98% due 3/31/2008                     680,431
                                                                                                                  ---------------
                                                                                                                       10,465,352

Housing - 3.2%                  2,920,211    Headwaters, Inc. Term Loan B-1, 7.08% due 4/30/2011                        2,938,462
                                  660,336    LIONS Gables Realty Term Loan B, 6.82% - 6.86%
                                             due 9/30/2006                                                                662,055
                                1,000,000    Mattamy Group Term Loan B, 7.477% due 4/11/2013                            1,012,500
                                2,456,250    Nortek, Inc. Term Loan, 6.69% due 8/27/2011                                2,469,300
                                4,369,500    PGT Industries, Inc. First Lien Term Loan, 8.13% due 2/14/2012             4,402,272
                                                                                                                  ---------------
                                                                                                                       11,484,589

Information Technology - 2.7%   2,200,000    Activant Solutions Term Loan B, 7.188% due 5/02/2013                       2,207,564
                                3,510,000    Fidelity National Information Solutions, Inc. Term Loan B,
                                             6.83% due 3/09/2013                                                        3,519,596
                                1,985,000    SunGard Data Systems, Inc. Term Loan B, 7.66% due 2/11/2013                2,000,136
                                1,980,000    Telcordia Technologies, Inc. Term Loan, 7.668% - 7.727%
                                             due 9/15/2012                                                              1,977,937
                                                                                                                  ---------------
                                                                                                                        9,705,233

Leisure - 1.1%                  4,000,000    24 Hour Fitness Term Loan B, 7.20% - 7.50% due 6/08/2012                   4,025,000

Manufacturing - 5.0%            1,180,555    Communications & Power Industries, Inc. Term Loan, 7.34% - 9.25%
                                             due 7/23/2010                                                              1,188,426
                                2,000,000    Invensys International Holdings Ltd. Second Lien Term Loan,
                                             9.431% due 12/04/2009                                                      2,030,000
                                2,475,000    Metokote Corp. Second Lien Term Loan, 8.31% - 8.42%
                                             due 11/27/2011                                                             2,501,297
                                4,477,500    Mueller Group LLC Term Loan B, 7.06% - 7.477%
                                             due 10/03/2012                                                             4,522,275
                                1,500,000    Nacco Materials Handling Group Term Loan B, 7.17%
                                             due 3/21/2013                                                              1,500,000
                                5,143,478    Sensus Metering Systems, Inc. Term Loan B-1, 7.22% - 7.58%
                                             due 12/17/2010                                                             5,169,196
                                  683,207    Sensus Metering Systems, Inc. Term Loan B-2, 7.22% - 7.44%
                                             due 12/19/2010                                                               686,623
                                                                                                                  ---------------
                                                                                                                       17,597,817

Packaging - 5.1%                2,857,143    Anchor Glass Container Corp. Term Loan B, 7.309% due
                                             5/03/2013                                                                  2,864,286
                                6,021,277    Berry Plastics Corp. Term Loan, 6.661% due 7/22/2010                       6,058,910
                                3,437,500    Graham Packaging Co. LP Term Loan B, 6.938% - 7.375%
                                             due 10/07/2011                                                             3,458,627
                                1,970,000    Intertape Polymer US, Inc. Term Loan B, 7.14% - 7.278%
                                             due 7/28/2011                                                              1,999,140
                                  525,619    Owens-Illinois Group, Inc. Term Loan B-1, 6.85% due 4/01/2008                526,276
                                3,240,129    Owens-Illinois Group, Inc. Tranche Term Loan C, 6.85%
                                             due 4/01/2008                                                              3,242,154
                                                                                                                  ---------------
                                                                                                                       18,149,393

Paper - 2.9%                    1,178,571    Boise Cascade Holdings LLC Tranche D Term Loan, 6.75%
                                             due 10/28/2011                                                             1,186,138
                                  997,500    Georgia Pacific Corp. First Lien Term Loan B, 6.88% - 6.979%
                                             due 2/14/2013                                                              1,000,384
                                1,000,000    Georgia Pacific Corp. Second Lien Term Loan C, 7.88% -
                                             8.081% due 2/14/2014                                                       1,014,279
                                1,685,064    Riverside Energy Center Term Loan, 9.376% due 6/24/2011                    1,739,829
                                1,972,738    SP Newsprint Co. Tranche B-1 Credit Linked Deposit, 4.829%
                                             due 1/09/2010                                                              1,998,630
                                  681,105    SP Newsprint Co. Tranche B-1 Term Loan, 7.34% due 1/09/2010                  690,044
                                2,054,743    Smurfit-Stone Container Corp. Term Loan B, 7.125% - 7.313%
                                             due 11/01/2011                                                             2,069,155
                                  697,059    Smurfit-Stone Container Corp. Term Loan C, 7.125% - 7.313%
                                             due 11/01/2011                                                               701,948
                                                                                                                  ---------------
                                                                                                                       10,400,407

Retail - 1.2%                   1,129,352    American Reprographics Co. Term Loan, 6.70% - 8.75%
                                             due 6/18/2009                                                              1,133,587
                                1,682,868    General Nutrition Centers, Inc. Tranche B Term Loan, 7.97%
                                             due 12/05/2009                                                             1,696,541
                                1,424,051    The Neiman Marcus Group, Inc. Term Loan, 7.34%
                                             due 4/06/2013                                                              1,437,847
                                                                                                                  ---------------
                                                                                                                        4,267,975

Service - 4.0%                  1,990,000    Baker Tanks, Inc. Term Loan B, 7.20% - 7.593% due 11/23/2012               2,012,387
                                2,849,250    Burhrmann USA, Inc. Term Loan C, 6.67% - 6.88%
                                             due 12/23/2010                                                             2,863,496
                                1,997,982    Coinmach Laundry Corp. Term Loan B, 7.625% - 7.688%
                                             due 12/16/2012                                                             2,022,542
                                2,260,172    Coinstar, Inc. Term Loan, 6.96% - 7.03% due 7/07/2011                      2,294,074
                                  997,500    RGIS Inventory Specialists First Lien Term Loan, 7.479%
                                             due 12/31/2012                                                               997,500
                                  808,070    United Rentals, Inc. Term Loan, 7.10% due 2/14/2011                          813,542
                                  164,912    United Rentals, Inc. Tranche B Credit Linked Deposit, 4.829%
                                             due 2/14/2011                                                                166,029
                                1,959,794    Weight Watchers International, Inc. First Lien Term Loan,
                                             7.318% - 7.331% due 11/18/2010                                             1,981,842
                                1,000,000    Weight Watchers International, Inc. Term Loan C, 9.489%
                                             due 7/17/2006                                                              1,014,375
                                                                                                                  ---------------
                                                                                                                       14,165,787

Telecommunications - 1.2%       2,000,000    Alaska Communication Systems Holdings, Inc. Incremental Term Loan,
                                             6.729% due 2/01/2012                                                       2,006,750
                                2,172,500    Consolidated Communications, Inc. Term Loan D, 6.729% - 6.924%
                                             due 10/14/2011                                                             2,183,362
                                                                                                                  ---------------
                                                                                                                        4,190,112

Utility - 12.6%                 1,571,429    AES Corp. Term Loan, 5.69% - 6.75% due 4/30/2008                           1,582,887
                                2,500,000    Calpine Corp. Delay Draw Term Loan, 8.979% due 12/20/2007                  2,564,582
                                4,902,199    Calpine Corp. Term Loan B, 10.35% due 7/16/2007                            4,771,472
                                1,500,000    Calpine Generating Co. LLC First Lien Term Loan, 8.773%
                                             due 4/01/2009                                                              1,551,042
                                2,500,000    Calpine Generating Co. LLC Second Lien Term Loan, 10.773%
                                             due 3/11/2010                                                              2,677,082
                                1,667,431    Cogentrix Delaware Holdings, Inc. Term Loan, 6.75%
                                             due 4/15/2012                                                              1,673,857
                                2,341,463    Covanta Energy Corp. First Lien Letter of Credit, 4.96%
                                             due 6/24/2012                                                              2,346,341
                                1,677,896    Covanta Energy Corp. First Lien Term Loan, 7.96% - 8.081%
                                             due 6/24/2012                                                              1,681,391
                                2,500,000    Covanta Energy Corp. Second Lien Term Loan, 10.46% - 10.581%
                                             due 6/24/2013                                                              2,556,250
                                1,425,000    El Paso Corp. Deposit Account, 4.729% due 11/23/2009                       1,434,599
                                1,843,000    El Paso Corp. Term Loan, 7.75% due 11/23/2009                              1,856,183
                                4,950,000    KGen LLC Tranche A Term Loan, 7.604% due 8/05/2011                         4,990,219
                                3,118,687    LSP Gen Finance Co. LLC First Lien Term Loan, 6.843%
                                             due 5/04/2013                                                              3,133,632
                                  500,000    LSP Gen Finance Co. LLC Term Loan, 8.593% due 5/04/2014                      508,333
                                2,474,755    LSP Kendall Energy Term Loan B, 6.979% due 10/07/2013                      2,472,693
                                  434,992    Midwest Generation LLC Term Loan C, 6.39% - 6.74%
                                             due 4/27/2011                                                                437,620
                                  498,750    Mirant Corp. Term Loan B, 6.83% due 1/03/2013                                499,685
                                2,023,333    Quanta Services, Inc. Credit Linked Deposit, 4.93%
                                             due 6/19/2008                                                              2,029,656
                                  561,033    Reliant Energy, Inc. Term Loan, 7.465% due 4/30/2010                         562,216
                                  133,966    Rocky Mountain Energy Center LLC Credit Linked Deposit, 4.568%
                                             due 6/24/2011                                                                138,320
                                1,165,871    Rocky Mountain Energy Center LLC Term Loan, 9.376%
                                             due 6/24/2011                                                              1,203,762
                                1,481,527    Wolf Hollow I LP First Lien Term Loan, 7.185% due 6/22/2012                1,498,194
                                1,200,000    Wolf Hollow I LP Letter of Credit, 7.331% due 6/22/2012                    1,213,500
                                  300,000    Wolf Hollow I LP Revolving Credit, 7.059% due 6/22/2012                      303,281
                                1,000,000    Wolf Hollow I LP Second Lien Term Loan, 9.435%
                                             due 12/22/2012                                                             1,022,500
                                                                                                                  ---------------
                                                                                                                       44,709,297

Wireless                        2,154,167    Centennial Cellular Operating Co. Term Loan, 7.21% - 7.57%
Communications - 0.6%                        due 2/09/2011                                                              2,170,323

                                             Total Floating Rate Loan Interests
                                             (Cost - $334,550,706) - 95.1%                                            337,041,292



                                             Corporate Bonds
Aerospace & Defense - 0.1%        250,000    Alliant Techsystems, Inc., 6.75% due 4/01/2016                               245,313

Automotive - 0.1%                 250,000    Autonation, Inc., 7.045% due 4/15/2013 (a)(b)                                252,500

Cable - International - 0.1%      375,000    NTL Cable Plc, 8.75% due 4/15/2014                                           376,875

Cable - U.S. - 2.7%             2,000,000    CSC Holdings, Inc. Series B, 7.625% due 4/01/2011                          2,010,000
                                2,000,000    Cablevision Systems Corp. Series B, 9.62% due 4/01/2009 (a)                2,125,000
                                3,000,000    Cablevision Systems Corp. Series B, 8% due 4/15/2012                       2,970,000
                                  750,000    Intelsat Subsidiary Holding Co. Ltd., 9.614% due 1/15/2012 (a)               760,313
                                  500,000    Intelsat Subsidiary Holding Co. Ltd., 8.25% due 1/15/2013                    501,875
                                  800,000    Quebecor Media, Inc., 7.75% due 3/15/2016 (b)                                812,000
                                  250,000    Quebecor World Capital Corp., 8.75% due 3/15/2016 (b)                        235,673
                                                                                                                  ---------------
                                                                                                                        9,414,861

Chemicals - 0.8%                2,011,000    GEO Specialty Chemicals, Inc., 13.50% due 12/31/2009 (c)                   1,749,570
                                1,125,000    Nova Chemicals Corp., 8.405% due 11/15/2013 (a)                            1,133,438
                                                                                                                  ---------------
                                                                                                                        2,883,008

Diversified Media - 0.3%          250,000    RH Donnelley Corp., 6.875% due 1/15/2013 (b)                                 228,750
                                  550,000    RH Donnelley Corp., 8.875% due 1/15/2016 (b)                                 552,750
                                  450,000    RH Donnelley Corp., Series A-2, 6.875% due 1/15/2013 (b)                     411,750
                                                                                                                  ---------------
                                                                                                                        1,193,250

Energy - Other - 0.9%           3,000,000    Ocean RIG ASA, 8.99% due 4/04/2011                                         2,985,000
                                  250,000    PHI, Inc., 7.125% due 4/15/2013 (b)                                          243,750
                                                                                                                  ---------------
                                                                                                                        3,228,750

Food & Drug - 0.2%                500,000    Stripes Acquisition LLC, 10.625% due 12/15/2013 (b)                          542,500

Food & Tobacco - 1.2%             250,000    AmeriQual Group LLC, 9.25% due 4/01/2012 (b)                                 258,750
                                3,000,000    Smithfield Foods, Inc., 7% due 8/01/2011                                   2,940,000
                                1,050,000    The Wornick Co., 10.875% due 7/15/2011                                     1,080,188
                                                                                                                  ---------------
                                                                                                                        4,278,938

Gaming - 2.5%                   1,100,000    Galaxy Entertainment Finance Co. Ltd., 10.42%
                                             due 12/15/2010 (a)(b)                                                      1,149,500
                                2,000,000    Little Traverse Bay Bands of Odawa Indians, 10.25%
                                             due 2/15/2014 (b)                                                          1,980,000
                                  550,000    MTR Gaming Group, Inc., 9% due 6/01/2012 (b)                                 556,188
                                5,000,000    Majestic Star Casino LLC, 9.50% due 10/15/2010                             5,300,000
                                                                                                                  ---------------
                                                                                                                        8,985,688

Health Care - 0.4%                675,000    Angiotech Pharmaceuticals, Inc., 7.75% due 4/01/2014 (b)                     673,313
                                  575,000    US Oncology, Inc., 9% due 8/15/2012                                          602,313
                                                                                                                  ---------------
                                                                                                                        1,275,626

Information                     4,050,000    Freescale Semiconductor, Inc., 7.818% due 7/15/2009 (a)                    4,131,000
Technology - 3.5%               4,625,000    MagnaChip Semiconductor SA, 8.579% due 12/15/2011 (a)                      4,590,313
                                1,825,000    SunGard Data Systems, Inc., 9.431% due 8/15/2013 (a)(b)                    1,920,813
                                1,900,000    SunGard Data Systems, Inc., 10.25% due 8/15/2015 (b)                       1,985,500
                                                                                                                  ---------------
                                                                                                                       12,627,626

Leisure - 1.6%                  5,400,000    Felcor Lodging LP, 9.57% due 6/01/2011 (a)                                 5,568,750

Manufacturing - 1.0%              325,000    ERICO International Corp., 8.875% due 3/01/2012                              338,000
                                2,900,000    Invensys Plc, 9.875% due 3/15/2011 (b)                                     3,146,500
                                                                                                                  ---------------
                                                                                                                        3,484,500

Metal - Other - 0.2%              700,000    Novelis, Inc., 7.75% due 2/15/2015                                           668,500

Packaging - 0.3%                1,000,000    Packaging Dynamics Finance Corp., 10% due 5/01/2016 (b)                    1,007,500

Paper - 1.4%                    2,650,000    Abitibi-Consolidated, Inc., 8.829% due 6/15/2011 (a)                       2,656,625
                                  700,000    Ainsworth Lumber Co. Ltd., 8.71% due 10/01/2010 (a)                          700,000
                                  725,000    Domtar, Inc., 7.125% due 8/15/2015                                           630,750
                                  925,000    NewPage Corp., 11.399% due 5/01/2012 (a)                                   1,005,938
                                                                                                                  ---------------
                                                                                                                        4,993,313

Retail - 1.0%                   1,600,000    Jean Coutu Group, Inc., 8.50% due 8/01/2014                                1,488,000
                                2,000,000    Neiman-Marcus Group, Inc., 9% due 10/15/2015 (b)                           2,082,500
                                                                                                                  ---------------
                                                                                                                        3,570,500

Service - 1.8%                    250,000    Ahern Rentals, Inc., 9.25% due 8/15/2013                                     256,875
                                3,375,000    Allied Waste North America, Inc. Series B, 7.375%
                                             due 4/15/2014                                                              3,248,438
                                  600,000    Dycom Industries, Inc., 8.125% due 10/15/2015                                612,000
                                  250,000    iPayment, Inc., 9.75% due 5/15/2014 (b)                                      250,625
                                2,000,000    Sunstate Equipment Co. LLC, 10.50% due 4/01/2013 (b)                       2,115,000
                                                                                                                  ---------------
                                                                                                                        6,482,938

Steel - 0.9%                    3,000,000    CSN Islands VIII Corp., 9.75% due 12/16/2013 (b)                           3,232,500

Telecommunications - 3.3%       3,000,000    Cincinnati Bell, Inc., 8.375% due 1/15/2014                                3,030,000
                                3,700,000    Qwest Communications International, Inc., 8.67%
                                             due 2/15/2009 (a)                                                          3,764,750
                                1,450,000    Qwest Corp., 8.579% due 6/15/2013 (a)                                      1,564,188
                                3,500,000    Time Warner Telecom Holdings, Inc., 9.17% due 2/15/2011 (a)                3,552,500
                                                                                                                  ---------------
                                                                                                                       11,911,438

Utility - 3.1%                  2,000,000    Calpine Corp., 9.875% due 12/01/2011 (b)(f)                                1,905,000
                                1,675,000    Dynegy Holdings, Inc., 8.375% due 5/01/2016 (b)                            1,666,625
                                  700,000    Edison Mission Energy, 7.50% due 6/15/2013 (b)                               693,000
                                3,000,000    NRG Energy, Inc., 7.25% due 2/01/2014                                      3,000,000
                                4,000,000    Reliant Energy, Inc., 6.75% due 12/15/2014                                 3,620,000
                                                                                                                  ---------------
                                                                                                                       10,884,625

Wireless                        3,250,000    Rogers Wireless Communications, Inc., 8.454%
Communications - 1.0%                        due 12/15/2010 (a)                                                         3,351,563
                                  250,000    Rural Cellular Corp., 9.41% due 3/15/2010 (a)                                255,000
                                                                                                                  ---------------
                                                                                                                        3,606,563

                                             Total Corporate Bonds (Cost - $99,301,880) - 28.4%                       100,716,062


                                   Shares
                                     Held    Common Stocks
Chemicals - 0.0%                   13,117    GEO Specialty Chemicals, Inc. (e)                                             26,234

Energy - Other - 1.2%             127,985    Trico Marine Services, Inc. (e)                                            4,133,916

Manufacturing - 0.5%               71,654    Medis Technologies Ltd. (e)                                                1,736,893

Paper - 0.0%                       84,448    Western Forest Products, Inc. (e)                                            131,932

                                             Total Common Stocks (Cost - $4,496,224) - 1.7%                             6,028,975


                                             Warrants (d)
Utility - 0.0%                      4,558    Reliant Resources (expires 10/25/2008)                                        29,627

                                             Total Warrants (Cost - $0) - 0.0%                                             29,627

                                             Total Investments (Cost - $438,348,810*) - 125.2%                        443,815,956
                                             Liabilities in Excess of Other Assets - (25.2%)                         (89,217,173)
                                                                                                                  ---------------
                                             Net Assets - 100.0%                                                  $   354,598,783
                                                                                                                  ===============


  * The cost and unrealized appreciation (depreciation) of investments as of May 31, 2006, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                 $    438,283,095
                                                   ================
    Gross unrealized appreciation                  $      6,907,410
    Gross unrealized depreciation                       (1,374,549)
                                                   ----------------
    Net unrealized appreciation                    $      5,532,861
                                                   ================


 ** Floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. The base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major U.S. banks or (iii) the certificate of deposit rate.

(a) Floating rate security.

(b) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(c) Convertible security.

(d) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(e) Non-income producing security.

(f) Non-income producing security; issuer filed for bankruptcy or is in default of interest payments.

o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

o   Swaps outstanding as of May 31, 2006 were as follows:

                                                      Notional     Unrealized
                                                       Amount     Depreciation

    Sold credit default protection on General
    Motors Corp. and receive 4.40%

    Broker, Morgan Stanley Capital Services, Inc.
    Expires June 2007                               $ 2,000,000   $  (70,122)


o Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                  Net          Interest
    Affiliate                                   Activity        Income

    Merrill Lynch Liquidity Series, LLC
       Cash Sweep Series I                         -         $    37,389



Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Floating Rate Income Strategies Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Floating Rate Income Strategies Fund, Inc.


Date: July 21, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Floating Rate Income Strategies Fund, Inc.


Date: July 21, 2006


By:    /s/ Donald C. Burke
       -----------------------
       Donald C. Burke
       Chief Financial Officer
       Floating Rate Income Strategies Fund, Inc.


Date: July 21, 2006